LONG-TERM DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
LONG-TERM DEPOSITS, NET
Concession fee deposits	$ 646	$ 920
Office rental deposits	208	430
Total long-term deposits	$ 854	$ 1,350